Dividends on ordinary shares (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares	Dividends paid during the year were as follows:

	2024 pence per share	2023 pence per share	2022 pence per share	2024 £m	2023 £m	2022 £m
Final dividend recommended by directors at previous year end	1.84	1.60	1.33	1,169	1,059	930
Interim dividend paid in the year	1.06	0.92	0.80	659	592	545
	2.90	2.52	2.13	1,828	1,651	1,475